Note 7 - Stockholder's Equity (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 29, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 28, 2022
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in shares)		20,000,000	20,000,000
Preferred Stock, Shares Outstanding (in shares)	145,130,628	0	0
Increase (Decrease) Fair Value of Liability for Common Stock to be Issued			$ (205,000)	$ 0
Proceeds from Issuance of Common Stock			$ 2,500,000	$ 0
Nasdaq Capital [Member]
Number of Trading Days for Determining Share Price (Day)		10 days	10 days
Sale of Stock, Price Per Share (in dollars per share)		$ 3.00	$ 3.00
Lincoln Park Purchase Agreement [Member]
Equity Method Investment, Ownership Percentage		4.99%	4.99%
Lincoln Park Capital Fund [Member]
Stock Issued During Period, Shares, New Issues (in shares)			616,684
Number of Trading Days for Determining Share Price (Day)		90 days	90 days
Stock Issued During Period, Value, Other		$ 1,000,000.0	$ 1,000,000.0
Sale of Stock, Number of Shares Issued in Transaction (in shares)		500,000	500,000
Common Stock Liability			$ 1,400,000
Increase (Decrease) Fair Value of Liability for Common Stock to be Issued			205,000
Proceeds from Issuance of Common Stock			2,500,000
Purchase Share [Member] | Lincoln Park Capital Fund [Member]
Maximum Amount of Purchase of Common Stock		$ 50,000,000.0	50,000,000.0
Stock Issued During Period, Shares, New Issues (in shares)	150,000
Commitment Shares [Member] | Lincoln Park Capital Fund [Member]
Stock Issued During Period, Value, Other			$ 1,500,000
Commitment Shares [Member] | Lincoln Park Capital Fund [Member] | Maximum [Member]
Sale of Stock, Number of Shares Issued in Transaction (in shares)			500,000
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.001
Preferred Stock, Shares Outstanding (in shares)	79,090,623
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					0.001
Preferred Stock, Shares Outstanding (in shares)	14,218,546
Series A-1 Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					0.001
Preferred Stock, Shares Outstanding (in shares)	39,196,116
Series A-2 Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.001
Preferred Stock, Shares Outstanding (in shares)	12,625,343